Consolidated Statement of Cash Flows	12 Months Ended
	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Cash flows from operating activities
Receipts from customers (inclusive of GST)	$ 3,059,368	$ 3,098,793	$ 4,463,725
Payments to suppliers and employees (inclusive of GST)	(4,200,847)	(4,658,997)	(7,005,510)
R&D Tax Incentive & other grants	504,091	561,501	386,181
Financial cost	(51,279)	(114,199)	(105,367)
Net cash used by operating activities	(688,667)	(1,112,902)	(2,260,971)
Cash flows from investing activities
Capitalized development costs	(1,624,212)	(1,629,897)
Purchase of intellectual property	(251,563)	(536,690)	(1,617,446)
Purchase of property, plant and equipment			(2,170)
Maturity of term deposit		40,000
Net cash used by investing activities	(1,875,775)	(2,126,587)	(1,619,616)
Cash flows from financing activities
Proceeds from issue of shares	3,259,448	769,936	3,295,822
Transaction costs on the issuance of shares	(164,689)	(313,643)	(403,373)
Repayment of borrowings	(77,844)	(30,000)	(6,500)
Repayment of lease liabilities	(128,668)	(85,165)	(32,673)
Net cash from financing activities	2,888,247	341,128	2,853,276
Net (decrease) / increase in cash and cash equivalents	323,805	(2,898,361)	(1,027,311)
Net foreign exchange difference	(5,009)	(464)	118,276
Cash and cash equivalents at the beginning of the year	275,875	3,174,700	4,083,735
Cash and cash equivalents at the end of the year	$ 594,671	$ 275,875	$ 3,174,700